Income Tax (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net loss carry-forwards	$ 8,600,000
Forza [Member]
Valuation allowance increase	$ 8,100,000	$ 3,092,000